[Letterhead of Wachtell, Lipton, Rosen & Katz]

December 28, 2012

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	Freeport-McMoRan Copper & Gold Inc. and Plains Exploration & Production Company Proxy Statement/Prospectus

Ladies and Gentlemen:

On behalf of Freeport-McMoRan Copper & Gold Inc. (“FCX”), and in connection with the Agreement and Plan of Merger by and among FCX, Plains Exploration & Production Company (“PXP”), and IMONC LLC, a wholly owned subsidiary of FCX, dated as of December 5, 2012 (“Merger Agreement”), we are today filing electronically via the Commission’s EDGAR system a joint proxy statement/prospectus on Form S-4 in connection with FCX’s issuance of common stock in connection with the merger contemplated by the Merger Agreement and the solicitation of proxies of PXP shareholders on proposals related to the merger. The proxy statement/prospectus is being filed in preliminary form.

If you have any questions regarding this filing, please contact the undersigned at (212) 403-1172 or my colleague, David E. Shapiro, at (212) 403-1314.

Very truly yours,

/s/ Jenna E. Levine

Jenna Levine

cc:	Douglas N. Currault II
Freeport-McMoRan Copper & Gold Inc.

Michael E. Dillard
Latham & Watkins LLP